Trade and Other Payables - Summary of Trade and Other Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current liabilities
Trade payables	₩ 1,239,717	₩ 1,304,795
Other payables	4,970,382	6,292,683
Total	6,210,099	7,597,478
Non-current liabilities
Trade payables	1,528	1,733
Other payables	806,012	1,080,487
Total	₩ 807,540	₩ 1,082,220